UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 597-2000

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iShares® MSCI All Peru Capped Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.23%

AGRICULTURE-0.19%
Casa Grande SAA(a)	203,544	$984,311

		984,311
BANKS-16.14%
Banco Continental SA	4,801,861	13,559,791
Credicorp Ltd.	567,385	68,012,440

		81,572,231
BUILDING MATERIALS-3.78%
Cementos Lima SA	4,359,986	6,817,768
Cementos Pacasmayo SAA	4,963,705	12,264,714

		19,082,482
DIVERSIFIED FINANCIAL SERVICES-4.01%
Intergroup Financial Services Corp.	609,095	20,282,863

		20,282,863
ELECTRIC-3.31%
Edegel SA	12,006,460	8,052,338
Empresa de Distribucion Electrica de Lima Norte SA	1,349,724	1,653,210
Luz del Sur SAA	2,871,996	7,015,253

		16,720,801
ENGINEERING & CONSTRUCTION-4.25%
Grana y Montero SA	8,507,292	21,470,928

		21,470,928
FOOD-6.44%
Alicorp SA	11,218,540	22,769,716
Copeinca ASA	1,032,000	9,763,128

		32,532,844
IRON & STEEL-3.10%
Corporacion Aceros Arequipa SA	7,196,080	8,458,506
Empresa Siderurgica del Peru SAA(a)	11,215,555	7,205,192

		15,663,698
MACHINERY-2.92%
Ferreyros SA	9,930,478	14,757,258

		14,757,258
MINING-53.08%
Compania de Minas Buenaventura SA SP ADR	1,683,450	85,249,908
Compania Minera Atacocha SA Class B(a)	7,609,510	3,491,833
Compania Minera Milpo SA	6,129,650	15,145,623
Hochschild Mining PLC	2,939,265	24,077,478

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI All Peru Capped Index Fund

November 30, 2010

Minsur SA	6,270,475	21,801,687
Sociedad Minera Cerro Verde SA	501,810	20,574,210
Sociedad Minera el Brocal SA	475,250	8,723,261
Southern Copper Corp.	1,695,920	71,109,926
Volcan Compania Minera SAA Class B	14,459,825	18,119,442

		268,293,368
OIL & GAS-2.01%
Maple Energy PLC(a)	3,905,315	4,105,313
Refineria la Pampilla SA	10,696,680	6,041,189

		10,146,502

TOTAL COMMON STOCKS
(Cost: $394,238,384)		501,507,286

SHORT-TERM INVESTMENTS-0.43%

MONEY MARKET FUNDS-0.43%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	2,187,782	2,187,782

		2,187,782

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,187,782)		2,187,782

TOTAL INVESTMENTS IN SECURITIES-99.66%
(Cost: $396,426,166)		503,695,068
Other Assets, Less Liabilities-0.34%		1,715,103

NET ASSETS-100.00%		$505,410,171

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Brazil Small Cap Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-74.57%

AGRICULTURE-1.85%
SLC Agricola SA	60,000	$656,709

		656,709
APPAREL-1.70%
Grendene SA	110,000	603,267

		603,267
AUTO PARTS & EQUIPMENT-2.89%
Iochpe-Maxion SA	57,500	844,384
Plascar Participacoes Industriais SA(a)	87,500	183,781

		1,028,165
BUILDING MATERIALS-1.60%
Eternit SA	92,500	568,816

		568,816
CHEMICALS-0.37%
Fertilizantes Heringer SA(a)	25,000	133,314

		133,314
COMMERCIAL SERVICES-10.68%
Estacio Participacoes SA	67,500	1,069,210
Kroton Educacional SA(a)	30,000	330,105
Mills Estruturas e Servicos de Engenharia SA(a)	75,000	1,082,993
Santos Brasil Participacoes SA	57,500	800,102
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	45,000	517,211

		3,799,621
COMPUTERS-1.56%
TIVIT Terceirizacao de Processos Servicos e Tecnologia SA	50,000	553,384

		553,384
DISTRIBUTION & WHOLESALE-0.73%
Kepler Weber SA(a)	1,277,500	260,866

		260,866
DIVERSIFIED FINANCIAL SERVICES-5.96%
CETIP Balcao Organizado de Ativos e Derivativos SA	180,000	2,122,404

		2,122,404
ELECTRIC-1.93%
Equatorial Energia SA	60,000	423,221
Redentor Energia SA(a)	57,500	263,010

		686,231

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Brazil Small Cap Index Fund

November 30, 2010

ENERGY - ALTERNATE SOURCES-0.99%
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA(a)	610,000	352,334

		352,334
FOOD-2.61%
Minerva SA(a)	45,000	171,704
Sao Martinho SA	55,000	757,293

		928,997
HEALTH CARE - PRODUCTS-1.09%
Cremer SA	37,500	388,346

		388,346
HEALTH CARE - SERVICES-1.78%
Fleury SA	47,500	631,855

		631,855
HOLDING COMPANIES - DIVERSIFIED-0.86%
TPI - Triunfo Participacoes e Investimentos SA	60,000	304,551

		304,551
HOME BUILDERS-4.18%
Even Construtora e Incorporadora SA	200,000	1,045,508
Tecnisa SA	70,000	443,115

		1,488,623
INSURANCE-0.81%
Tempo Participacoes SA(a)	90,000	288,273

		288,273
INVESTMENT COMPANIES-0.44%
IdeiasNet SA(a)	72,500	158,197

		158,197
MACHINERY-0.36%
Industrias Romi SA	15,000	126,896

		126,896
MANUFACTURING-0.47%
Companhia Providencia Industria e Comercio SA	40,000	165,694

		165,694
MEDIA-1.01%
Pearson Sistemas do Brasil SA	20,000	360,560

		360,560
OIL & GAS SERVICES-0.86%
Lupatech SA(a)	27,500	304,843

		304,843

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Brazil Small Cap Index Fund

November 30, 2010

PHARMACEUTICALS-0.42%
Profarma Distribuidora de Produtos Farmaceuticos SA	17,500	150,598

		150,598
REAL ESTATE-19.34%
Aliansce Shopping Centers SA	95,000	775,963
BR Properties SA	135,000	1,535,881
Brasil Brokers Participacoes SA	105,000	575,846
Camargo Correa Desenvolvimento Imobiliario SA	50,000	215,286
EZ TEC Empreendimentos e Participacoes SA	55,000	417,474
General Shopping Brasil SA(a)	27,500	204,405
Helbor Empreendimentos SA	40,000	474,679
Iguatemi Empresa de Shopping Centers SA	40,000	991,832
Inpar SA(a)	172,500	329,098
JHSF Participacoes SA	102,500	193,159
LPS Brasil - Consultoria de Imoveis SA	30,000	695,741
Rodobens Negocios Imobiliarios SA	30,000	295,624
Trisul SA	40,000	178,530

		6,883,518
RETAIL-3.00%
Drogasil SA	35,000	857,235
Positivo Informatica SA	32,500	208,766

		1,066,001
SOFTWARE-0.63%
Bematech SA	42,500	223,162

		223,162
TRANSPORTATION-3.31%
Julio Simoes Logistica SA(a)	72,500	443,713
Log-in Logistica Intermodal SA(a)	57,500	332,118
Tegma Gestao Logistica SA	27,500	402,392

		1,178,223
WATER-3.14%
Companhia de Saneamento de Minas Gerais SA	70,000	1,119,020

		1,119,020

TOTAL COMMON STOCKS
(Cost: $26,270,191)		26,532,468

PREFERRED STOCKS-25.10%

AUTO PARTS & EQUIPMENT-7.46%
Marcopolo SA	325,000	1,365,227
Randon Implementos e Participacoes SA	160,000	1,288,215

		2,653,442
BANKS-4.60%
Banco ABC Brasil SA	57,500	546,820
Banco Daycoval SA	70,000	506,418
Banco Panamericano SA	82,500	212,267

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Brazil Small Cap Index Fund

November 30, 2010

Banco Pine SA	25,000	206,972
Parana Banco SA	20,000	163,127

		1,635,604
BUILDING MATERIALS-0.76%
Eucatex SA	65,000	269,253

		269,253
CHEMICALS-0.55%
Unipar Participacoes SA Class B	552,500	196,631

		196,631
COMMERCIAL SERVICES-2.32%
Contax Participacoes SA	45,000	824,387

		824,387
ELECTRIC-2.54%
Centrais Eletricas de Santa Catarina SA Class B	22,500	452,232
Companhia Energetica do Ceara Class A	27,500	453,573

		905,805
INTERNET-0.36%
Universo Online SA	20,000	127,655

		127,655
INVESTMENT COMPANIES-0.59%
Jereissati Participacoes SA	240,000	208,635

		208,635
IRON & STEEL-1.26%
Companhia Ferro Ligas da Bahia - Ferbasa	55,000	448,600

		448,600
MANUFACTURING-0.31%
Forjas Taurus SA	47,500	110,575

		110,575
MEDIA-1.50%
Saraiva Livreiros Editores SA	22,500	535,589

		535,589
METAL FABRICATE & HARDWARE-2.70%
Confab Industrial SA	270,000	962,485

		962,485

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Brazil Small Cap Index Fund

November 30, 2010

TEXTILES-0.15%
Companhia de Tecidos Norte de Minas	20,000	52,509

		52,509

TOTAL PREFERRED STOCKS
(Cost: $8,944,184)		8,931,170

RIGHTS-0.00%

FOOD-0.00%
Sao Martinho SA(a)	87,249	509

		509

TOTAL RIGHTS
(Cost: $0)		509

SHORT-TERM INVESTMENTS-0.15%

MONEY MARKET FUNDS-0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	54,375	54,375

		54,375

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,375)		54,375

TOTAL INVESTMENTS IN SECURITIES-99.82%
(Cost: $35,268,750)		35,518,522
Other Assets, Less Liabilities-0.18%		65,357

NET ASSETS-100.00%		$35,583,879

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI China Small Cap Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.70%

ADVERTISING-0.09%
SinoMedia Holding Ltd.	49,000	$17,477

		17,477
AEROSPACE & DEFENSE-0.17%
AVIC International Holding HK Ltd.(a)	672,000	32,016

		32,016
AGRICULTURE-1.32%
Asian Citrus Holdings Ltd.	91,000	108,974
China Green Holdings Ltd.(b)	105,000	106,406
CP Pokphand Co. Ltd.	322,000	37,316

		252,696
AIRLINES-0.29%
Shandong Airlines Co. Ltd. Class B	28,700	54,879

		54,879
APPAREL-4.63%
China Lilang Ltd.	91,000	131,238
Daphne International Holdings Ltd.(b)	196,000	223,357
Luthai Textile Co. Ltd. Class B	70,000	71,568
Peak Sport Products Co. Ltd.	182,000	132,409
Ports Design Ltd.(b)	80,500	248,775
Shenzhou International Group Holdings Ltd.	77,000	80,906

		888,253
AUTO MANUFACTURERS-0.31%
Qingling Motors Co. Ltd.	168,000	58,841

		58,841
AUTO PARTS & EQUIPMENT-1.33%
Double Coin Holdings Ltd. Class B(a)	50,400	42,840
Minth Group Ltd.	126,000	212,540

		255,380
BEVERAGES-1.55%
Anhui Gujing Distillery Co. Ltd. Class B	12,600	81,771
China Huiyuan Juice Group Ltd.	94,500	67,899
China Tontine Wines Group Ltd.(b)	210,000	51,378
Dynasty Fine Wines Group Ltd.(b)	84,000	51,269
Kingway Brewery Holdings Ltd.(a)	112,000	26,824
Yantai North Andre Juice Co. Ltd. Class H	350,000	18,929

		298,070
BIOTECHNOLOGY-0.81%
China Mining Resources Group Ltd.(a)	980,000	25,364
Global Bio-Chem Technology Group Co. Ltd.(a)	392,000	62,590

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI China Small Cap Index Fund

November 30, 2010

Mingyuan Medicare Development Co. Ltd.(b)	420,000	68,143

		156,097
BUILDING MATERIALS-3.41%
Asia Cement China Holdings Corp.(b)	105,000	46,645
China Fangda Group Co. Ltd. Class B(a)	42,000	26,284
China Glass Holdings Ltd.	28,000	19,830
China Grand Forestry Green Resources Group Ltd.(a)	1,694,000	58,895
China Liansu Group Holdings Ltd.(a)	161,000	106,559
China Singyes Solar Technologies Holdings Ltd.(b)	56,000	36,271
Huaxin Cement Co. Ltd. Class B	15,400	37,021
Luoyang Glass Co. Ltd. Class H(a)	56,000	14,638
Shanghai Yaohua Pilkington Glass Co. Ltd. Class B(a)	42,000	33,852
TCC International Holdings Ltd.	210,000	81,933
West China Cement Ltd.(a)	504,000	193,396

		655,324
CHEMICALS-3.88%
Danhua Chemical Technology Co. Ltd. Class B	41,300	49,477
Dongyue Group Ltd.	203,000	118,673
Fufeng Group Ltd.	154,000	153,087
Hubei Sanonda Co. Ltd. Class B(a)	48,300	23,820
Lumena Resources Corp.	168,000	66,845
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B(a)	87,500	46,025
Sino Union Energy Investment Group Ltd.(a)	630,000	53,541
Yingde Gases Group Co. Ltd.(a)	196,000	170,357
Yip’s Chemical Holdings Ltd.	56,000	63,095

		744,920
COAL-0.42%
Huscoke Resources Holdings Ltd.	714,000	40,912
Loudong General Nice Resources China Holdings Ltd.	294,000	38,993

		79,905
COMMERCIAL SERVICES-5.86%
AMVIG Holdings Ltd.	84,000	66,196
Anhui Expressway Co. Class H	112,000	95,616
Anxin-China Holdings Ltd.	280,000	73,190
CITIC Resources Holdings Ltd.(a)	462,000	108,866
Dalian Port (PDA) Co. Ltd. Class H(b)	196,000	86,062
Global Energy Resources International Group Ltd.	672,000	29,853
Guangdong Provincial Expressway Development Co. Ltd. Class B	71,400	34,661
GZI Transport Ltd.(b)	168,000	92,155
Hi Sun Technology (China) Ltd.(a)	336,000	126,335
Jinzhou Port Co. Ltd. Class B(a)	49,700	24,502
Road King Infrastructure Ltd.	56,000	50,043
Shenzhen Chiwan Wharf Holdings Ltd. Class B	38,500	66,430
Shenzhen Expressway Co. Ltd. Class H	154,000	87,450
Shenzhen International Holdings Ltd.	1,820,000	145,299
Xiamen International Port Co. Ltd. Class H	196,000	38,362

		1,125,020
COMPUTERS-1.79%
Citic 21CN Co. Ltd.(a)	476,000	59,454
Great Wall Technology Co. Ltd. Class H	98,000	47,952
Ju Teng International Holdings Ltd.	182,000	72,884
Nan Hai Corp. Ltd.(a)	4,900,000	37,857

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI China Small Cap Index Fund

November 30, 2010

TPV Technology Ltd.(b)	196,000	125,938

		344,085
COSMETICS & PERSONAL CARE-0.83%
BaWang International (Group) Holding Ltd.	182,000	73,821
Vinda International Holdings Ltd.	77,000	85,566

		159,387
DISTRIBUTION & WHOLESALE-2.36%
China Power New Energy Development Co. Ltd.(a)(b)	840,000	77,877
Digital China Holdings Ltd.	119,000	243,944
Goldlion Holdings Ltd.	70,000	30,917
Huiyin Household Appliances Holdings Co. Ltd.(a)	140,000	36,956
Inspur International Ltd.	525,000	47,997
Shanghai Material Trading Co. Ltd. Class B	20,300	15,996

		453,687
DIVERSIFIED FINANCIAL SERVICES-1.17%
China Communication Telecom Services Co. Ltd.	105,000	28,934
Goldbond Group Holdings Ltd.(b)	210,000	11,763
Min Xin Holdings Ltd.(b)	56,000	28,122
REXLot Holdings Ltd.	1,400,000	155,034

		223,853
ELECTRIC-1.16%
China Power International Development Ltd.	385,000	80,807
Enerchina Holdings Ltd.(a)	1,029,000	18,550
Huadian Energy Co. Ltd. Class B(a)	98,700	34,742
Zhejiang Southeast Electric Power Co. Ltd. Class B	148,400	88,447

		222,546
ELECTRICAL COMPONENTS & EQUIPMENT-2.74%
Chaowei Power Holdings Ltd.	77,000	27,266
Coslight Technology International Group Ltd.	28,000	15,648
Harbin Power Equipment Co. Ltd. Class H	140,000	210,558
Northeast Electric Development Co. Ltd. Class H(a)	56,000	10,672
NVC Lighting Holdings Ltd.	294,000	161,271
Tianneng Power International Ltd.	112,000	48,457
Vitar International Holdings Ltd.	245,000	51,107

		524,979
ELECTRONICS-1.53%
China Automation Group Ltd.(b)	112,000	81,483
Regent Manner International Ltd.	70,000	30,916
Shenzhen SEG Co. Ltd. Class B(a)	53,900	21,099
SVA Electron Co. Ltd. Class B(a)	63,700	38,984
Truly International Holdings Ltd.	42,000	55,596
Wasion Group Holdings Ltd.	98,000	65,493

		293,571
ENGINEERING & CONSTRUCTION-0.30%
Hainan Meilan International Airport Co. Ltd. Class H	28,000	34,143
Richly Field China Development Ltd.(a)	770,000	23,796

		57,939

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI China Small Cap Index Fund

November 30, 2010

ENTERTAINMENT-0.56%
A8 Digital Music Holdings Ltd.	56,000	20,263
China LotSynergy Holdings Ltd.(a)	1,288,000	58,048
SMI Corp. Ltd.	504,000	29,528

		107,839
ENVIRONMENTAL CONTROL-2.14%
Asia Energy Logistics Group Ltd.(a)	1,330,000	18,667
Beijing Enterprises Water Group Ltd.(a)	392,000	135,781
Chiho-Tiande Group Ltd.	56,000	30,430
China Metal Recycling Holdings Ltd.	92,400	104,583
China Water Affairs Group Ltd.	252,000	97,022
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	70,000	25,238

		411,721
FOOD-1.77%
Ausnutria Dairy Corp. Ltd.	84,000	30,718
Beijing Jingkelong Co. Ltd. Class H	42,000	51,161
China Corn Oil Co. Ltd.(a)(b)	56,000	37,064
China Starch Holdings Ltd.	490,000	38,488
DaChan Food Asia Ltd.	98,000	18,929
Global Sweeteners Holdings Ltd.	126,000	24,823
Heng Tai Consumables Group Ltd.(a)(b)	490,000	75,714
Shanghai Dajiang Group Stock Co. Ltd. Class B(a)	72,100	28,263
Xiwang Sugar Holdings Co. Ltd.	112,000	35,478

		340,638
FOREST PRODUCTS & PAPER-1.17%
China Forestry Holdings Ltd.	238,000	117,988
China Sunshine Paper Holdings Co. Ltd.	87,500	27,266
Qunxing Paper Holdings Co. Ltd.(a)	77,000	35,297
Youyuan International Holdings Ltd.(a)	77,000	44,023

		224,574
GAS-0.49%
Binhai Investment Co. Ltd.(a)	392,000	28,771
Towngas China Co. Ltd.(b)	133,000	64,907

		93,678
HAND & MACHINE TOOLS-0.38%
Chongqing Machinery & Electric Co. Ltd. Class H	182,000	72,415

		72,415
HEALTH CARE-PRODUCTS-0.47%
Golden Meditech Holdings Ltd.(a)(b)	280,000	55,524
Trauson Holdings Co. Ltd.(a)	70,000	34,432

		89,956
HEALTH CARE - SERVICES-0.11%
China Public Healthcare Holding Ltd.(a)	1,505,000	20,542

		20,542

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI China Small Cap Index Fund

November 30, 2010

HOLDING COMPANIES - DIVERSIFIED-1.87%
Beijing Development HK Ltd.(a)	84,000	15,143
C C Land Holdings Ltd.	280,000	104,918
China Chengtong Development Group Ltd.(a)	280,000	16,946
Interchina Holdings Co. Ltd.(a)(b)	490,000	61,833
Media China Corp. Ltd.(a)	4,200,000	20,551
Minmetals Land Ltd.(a)	266,000	55,145
Tianjin Development Holdings Ltd.(a)	112,000	83,502

		358,038
HOME BUILDERS-0.40%
Baoye Group Co. Ltd. Class H	56,000	33,675
Shanghai Forte Land Co. Class H	140,000	42,904

		76,579
HOME FURNISHINGS-2.36%
Chigo Holding Ltd.	70,000	50,566
Haier Electronics Group Co. Ltd.(a)(b)	154,000	143,965
Hefei Meiling Co. Ltd. Class B(a)	20,300	20,232
Hisense Kelon Electrical Holdings Co. Ltd. Class H(a)	77,000	41,841
Konka Group Co. Ltd. Class B	60,900	24,545
TCL Multimedia Technology Holdings Ltd.	112,000	44,852
Tsann Kuen China Enterprise Co. Ltd. Class B(a)	98,700	30,883
Welling Holding Ltd.	1,064,000	50,693
Wuxi Little Swan Co. Ltd. Class B(a)	24,500	46,375

		453,952
HOUSEHOLD PRODUCTS & WARES-0.08%
China Seven Star Shopping Ltd.(a)	840,000	15,467

		15,467
INTERNET-0.19%
Pacific Online Ltd.	77,000	35,694

		35,694
INVESTMENT COMPANIES-0.34%
China Merchants China Direct Investments Ltd.	28,000	64,826

		64,826
IRON & STEEL-2.48%
China Nickel Resources Holding Co. Ltd.	126,000	22,877
China Oriental Group Co. Ltd.	84,000	32,341
China Vanadium Titano - Magnetite Mining Co. Ltd.(a)	154,000	70,991
Chongqing Iron & Steel Co. Ltd. Class H(a)	112,000	29,132
Shougang Concord International Enterprises Co. Ltd.(a)	798,000	121,251
Tiangong International Co. Ltd.(b)	42,000	20,118
Xingda International Holdings Ltd.(b)	182,000	179,983

		476,693
LEISURE TIME-0.71%
Huangshan Tourism Development Co. Ltd. Class B(a)	33,600	48,989
Jinan Qingqi Motorcycle Co. Ltd. Class B(a)	50,400	22,176
Jinshan Development & Construction Co. Ltd. Class B(a)	38,500	22,792
Shanghai Jinjiang International Travel Co. Ltd. Class B	14,000	24,850

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI China Small Cap Index Fund

November 30, 2010

Zhonglu Co. Ltd. Class B	17,500	16,730

		135,537
LODGING-0.76%
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	266,000	66,791
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	33,600	63,873
Tak Sing Alliance Holdings Ltd.	112,000	15,287

		145,951
MACHINERY-4.46%
Changchai Co. Ltd. Class B(a)	32,200	23,178
China High Precision Automation Group Ltd.	98,000	69,405
Dalian Refrigeration Co. Ltd. Class B	17,500	17,689
First Tractor Co. Ltd. Class H	84,000	95,724
Good Friend International Holdings Inc.	42,000	32,124
Haitian International Holdings Ltd.(b)	119,000	131,779
Hangzhou Steam Turbine Co. Ltd. Class B	37,800	77,001
International Mining Machinery Holdings Ltd.(a)(b)	112,000	87,973
Jingwei Textile Machinery Co. Ltd. Class H(a)	42,000	20,930
SGSB Group Co. Ltd. Class B(a)	49,700	35,585
Shandong Molong Petroleum Machinery Co. Ltd. Class H(b)	28,000	34,071
Shanghai Automation Instrumentation Co. Ltd. Class B(a)	23,100	21,437
Shanghai Diesel Engine Co. Ltd. Class B	46,900	40,240
Shanghai Erfangji Co. Ltd. Class B(a)	51,800	21,238
Shanghai Highly Group Co. Ltd. Class B	60,900	37,210
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	46,900	51,543
Shanghai Prime Machinery Co. Ltd. Class H	168,000	40,669
Shenji Group Kunming Machine Tool Co. Ltd. Class H	28,000	18,208

		856,004
MACHINERY-DIVERSIFIED-0.16%
L.K. Technology Holdings Ltd.	87,500	30,984

		30,984
MANUFACTURING-0.57%
China Aerospace International Holdings Ltd.	434,000	69,296
China Haidian Holdings Ltd.	238,000	39,534

		108,830
MEDIA-1.17%
Phoenix Satellite Television Holdings Ltd.	224,000	72,397
Qin Jia Yuan Media Services Co. Ltd.	112,000	20,335
VODone Ltd.(b)	434,000	131,328

		224,060
METAL FABRICATE & HARDWARE-0.73%
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.(a)	77,000	31,430
CNNC International Ltd.(a)	28,000	29,925
Shengli Oil&Gas Pipe Holdings Ltd.	220,500	44,577
Shougang Concord Century Holdings Ltd.	140,000	15,864
Wafangdian Bearing Co. Ltd. Class B	17,100	18,188

		139,984
MINING-5.05%
China Precious Metal Resources Holdings Co. Ltd.(a)	420,000	90,857
China Qinfa Group Ltd.(a)(b)	70,000	43,265

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI China Small Cap Index Fund

November 30, 2010

China Rare Earth Holdings Ltd.(a)(b)	238,000	103,584
Hunan Non-Ferrous Metals Corp. Ltd. Class H(a)	350,000	141,513
Lingbao Gold Co. Ltd. Class H(b)	70,000	60,301
Minmetals Resources Ltd.(a)(b)	168,000	121,575
North Mining Shares Co. Ltd.(a)(b)	1,330,000	54,803
Real Gold Mining Ltd.(a)	98,000	179,190
Sino Prosper State Gold Resources Holdings Ltd.(a)	1,120,000	72,109
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	154,000	101,133

		968,330
OIL & GAS-1.22%
China Oil and Gas Group Ltd.(a)	840,000	106,000
PetroAsian Energy Holdings Ltd.(a)	812,000	58,552
Sino Oil And Gas Holdings Ltd.(a)	1,155,000	69,901

		234,453
OIL & GAS SERVICES-0.81%
Anhui Tianda Oil Pipe Co. Ltd. Class H(b)	56,000	24,012
Anton Oilfield Services Group Ltd.	154,000	15,269
CIMC Enric Holdings Ltd.(a)	42,000	19,470
Honghua Group Ltd.(a)	245,000	38,173
Shenzhen Chiwan Petroleum Class B	12,600	17,652
Sinopec Kantons Holdings Ltd.	70,000	40,561

		155,137
PACKAGING & CONTAINERS-0.31%
CPMC Holdings Ltd.	56,000	45,501
Overseas Chinese Town Asia Holdings Ltd.	28,000	13,881

		59,382
PHARMACEUTICALS-5.06%
China Pharmaceutical Group Ltd.	168,000	93,237
Dawnrays Pharmaceutical Holdings Ltd.	84,000	36,343
Extrawell Pharmaceutical Holdings Ltd.(a)	350,000	31,097
Guangzhou Pharmaceutical Co. Ltd. Class H	56,000	81,627
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	168,000	70,306
Lijun International Pharmaceutical Holding Co. Ltd.	245,000	82,024
Livzon Pharmaceutical Group Inc. Class B	15,400	57,487
Ruinian International Ltd.	119,000	89,640
Shandong Luoxin Pharmacy Stock Co. Ltd. Class H	42,000	55,704
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	28,000	12,691
Shenzhen Accord Pharmaceutical Co. Ltd. Class B	23,800	83,358
Sino Biopharmaceutical Ltd.(b)	476,000	190,006
Tong Ren Tang Technologies Co. Ltd. Class H	21,000	63,140
United Gene High-Tech Group Ltd.(a)	1,190,000	24,517

		971,177
REAL ESTATE-9.87%
Beijing Capital Land Ltd. Class H	182,000	65,853
Beijing North Star Co. Ltd. Class H	154,000	40,850
Beijing Properties Holdings Ltd.(a)	308,000	28,555
Central China Real Estate Ltd.	112,000	33,026
China Aoyuan Property Group Ltd.	196,000	37,857
China Everbright International Ltd.	392,000	219,066
China Properties Group Ltd.(a)	119,000	37,695
China SCE Property Holdings Ltd.	217,000	58,679
China South City Holdings Ltd.	392,000	71,171
Coastal Greenland Ltd.(a)	238,000	14,710

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI China Small Cap Index Fund

November 30, 2010

Fantasia Holdings Group Co. Ltd.	367,500	61,991
Henderson Investment Ltd.	238,000	24,211
HKC (Holdings) Ltd.(a)(b)	567,000	35,775
Jiangsu Future Land Co. Ltd. Class B	91,700	63,548
Kai Yuan Holdings Ltd.(a)	1,260,000	42,184
Lai Fung Holdings Ltd.	665,000	24,404
Mingfa Group International Co. Ltd.	189,000	60,598
Neo-China Land Group (Holdings) Ltd.(a)	196,000	80,762
Powerlong Real Estate Holdings Ltd.	266,000	77,066
Shanghai Dingli Technology Development Group Co. Ltd. Class B(a)	26,600	13,140
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	60,900	49,999
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B(a)	43,400	39,017
Shanghai Zendai Property Ltd.	805,000	31,097
Shenzhen Investment Ltd.	462,000	163,002
Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class B(a)	32,900	13,133
Silver Grant International Industries Ltd.	280,000	90,136
Sinolink Worldwide Holdings Ltd.(b)	420,000	61,112
SPG Land Holdings Ltd.	70,000	34,342
SRE Group Ltd.(b)	504,000	49,971
Tomson Group Ltd.	112,000	43,265
United Energy Group Ltd.(a)	686,000	106,883
Yuzhou Properties Co.	140,000	43,085
Zhong An Real Estate Ltd.(a)	175,000	42,589
Zhuguang Holdings Group Co. Ltd.(a)	126,000	34,396

		1,893,168
REAL ESTATE INVESTMENT TRUSTS-0.40%
GZI Real Estate Investment Trust	147,000	77,418

		77,418
RETAIL-5.79%
361 Degrees International Ltd.	175,000	145,119
Ajisen (China) Holdings Ltd.(b)	77,000	129,886
Embry Holdings Ltd.	28,000	27,762
Hong Kong Resources Holdings Co. Ltd.	224,000	39,804
Lao Feng Xiang Co. Ltd.	28,700	77,863
Le Saunda Holdings Ltd.	56,000	31,872
Little Sheep Group Ltd.	91,000	60,580
Meike International Holdings Ltd.(b)	84,000	20,335
New World Department Store China Ltd.	112,000	103,692
PCD Stores Ltd.	406,000	129,129
Pou Sheng International Holdings Ltd.(a)	322,000	62,194
Shanghai Friendship Group Inc. Ltd. Class B	38,500	91,245
Sparkle Roll Group Ltd.	224,000	39,516
Xinhua Winshare Publishing and Media Co. Ltd.	91,000	51,089
XTEP International Holdings Ltd.	115,500	100,686

		1,110,772
SEMICONDUCTORS-0.51%
China Resources Microelectronics Ltd.(a)	665,000	29,114
Comtec Solar Systems Group Ltd.	112,000	42,544
Solargiga Energy Holdings Ltd.(a)	119,000	26,509

		98,167
SHIPBUILDING-0.46%
Guangzhou Shipyard International Co. Ltd. Class H(b)	42,000	88,369

		88,369

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI China Small Cap Index Fund

November 30, 2010

SOFTWARE-2.74%
China ITS Holdings Co. Ltd.(a)	140,000	68,864
Chinasoft International Ltd.(a)	70,000	18,027
Kingdee International Software Group Co. Ltd.	308,000	169,744
Kingsoft Corp. Ltd.	133,000	72,956
NetDragon Websoft Inc.	31,500	15,981
Shanghai Baosight Software Co. Ltd. Class B	18,900	40,257
Travelsky Technology Ltd. Class H	133,000	140,774

		526,603
TELECOMMUNICATIONS-4.12%
BYD Electronic International Co. Ltd.	171,500	84,579
Centron Telecom International Holdings Ltd.	77,000	18,640
China All Access Holdings Ltd.	98,000	30,286
China Energine International Holdings Ltd.(a)	294,000	27,257
China Wireless Technologies Ltd.	280,000	179,911
Comba Telecom Systems Holdings Ltd.	140,000	155,935
Eastern Communications Co. Ltd. Class B	63,000	28,917
MOBI Development Co. Ltd.	105,000	33,936
Nanjing Panda Electronics Co. Ltd. Class H(a)	56,000	15,143
O-Net Communications Group Ltd.(a)	84,000	62,951
Shanghai Potevio Co. Ltd. Class B(a)	27,300	18,755
SIM Technology Group Ltd.	140,000	27,041
TCL Communication Technology Holdings Ltd.	119,000	107,415

		790,766
TEXTILES-1.24%
International Taifeng Holdings Ltd.	70,000	35,153
Shanghai Haixin Group Co. Ltd. Class B(a)	86,100	45,203
Sijia Group Co. Ltd.	56,000	40,597
Texhong Textile Group Ltd.	56,000	41,967
Weiqiao Textile Co. Ltd. Class H	91,000	74,407

		237,327
TRANSPORTATION-2.80%
Cosco International Holdings Ltd.	140,000	75,714
Dazhong Transportation Group Co. Ltd.	114,300	86,754
Shanghai Jin Jiang International Industrial Investment Co. Ltd. Class B	34,300	36,598
Sinotrans Ltd. Class H	350,000	105,459
Sinotrans Shipping Ltd.	301,000	115,113
Tianjin Marine Shipping Co. Ltd. Class B(a)	41,300	21,352
Tianjin Port Development Holdings Ltd.(b)	392,000	96,914

		537,904

TOTAL COMMON STOCKS
(Cost: $19,312,063)		19,131,860

RIGHTS-0.00%

COMMERCIAL SERVICES-0.00%
Pax Global Technology Ltd.(a)(c)	105	-

		-

TOTAL RIGHTS
(Cost: $0)		-

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI China Small Cap Index Fund

November 30, 2010

SHORT-TERM INVESTMENTS - 14.41%

MONEY MARKET FUNDS - 14.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(d)(e)(f)	2,395,871	2,395,871
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(d)(e)(f)	349,809	349,809
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	19,825	19,825

		2,765,505

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,765,505)		2,765,505

TOTAL INVESTMENTS IN SECURITIES-114.11%
(Cost: $22,077,568)		21,897,365
Other Assets, Less Liabilities-(14.11)%		(2,708,110)

NET ASSETS-100.00%		$19,189,255

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Indonesia Investable Market Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-98.70%

AGRICULTURE-7.31%
PT Astra Agro Lestari Tbk	1,038,000	$2,774,818
PT Bakrie Sumatera Plantations Tbk	25,863,500	1,059,276
PT Bisi International Tbk(a)	3,892,500	857,436
PT BW Plantation Tbk	3,546,500	400,424
PT Central Proteinaprima Tbk(a)(b)	450,000	-
PT Charoen Pokphand Indonesia Tbk	3,719,500	3,952,535
PT Gudang Garam Tbk	1,384,000	6,235,200
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,297,500	1,630,133
PT Sampoerna Agro Tbk	2,076,000	677,906

		17,587,728
AUTO PARTS & EQUIPMENT-0.37%
PT Gajah Tunggal Tbk	3,527,132	897,986

		897,986
BANKS-25.44%
PT Bank Bukopin Tbk	86,500	6,128
PT Bank Central Asia Tbk	30,707,500	20,564,575
PT Bank Danamon Indonesia Tbk	7,352,500	5,290,154
PT Bank Mandiri Tbk	17,040,500	12,072,083
PT Bank Negara Indonesia (Persero) Tbk	10,726,322	4,808,679
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk(a)	7,525,500	1,207,879
PT Bank Rakyat Indonesia Tbk	13,753,500	15,985,361
PT Bank Tabungan Negara Tbk	6,574,000	1,273,467

		61,208,326
BUILDING MATERIALS-6.02%
PT Indocement Tunggal Prakarsa Tbk	3,719,500	6,834,592
PT Semen Gresik (Persero) Tbk	7,515,816	7,653,919

		14,488,511
CHEMICALS-0.41%
PT Barito Pacific Tbk(a)	7,352,500	960,366
PT Sorini Agro Asia Corporindo Tbk	86,500	28,246

		988,612
COAL-12.20%
PT Adaro Energy Tbk	24,047,316	6,188,843
PT Bumi Resources Tbk	43,509,500	12,762,915
PT Darma Henwa Tbk(a)	23,182,000	184,758
PT Indika Energy Tbk	2,854,500	1,232,295
PT Indo Tambangraya Megah Tbk	865,000	4,696,507
PT Tambang Batubara Bukit Asam Tbk	2,076,000	4,297,233

		29,362,551
DISTRIBUTION & WHOLESALE-0.26%
PT AKR Corporindo Tbk	3,806,000	615,094

		615,094

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Indonesia Investable Market Index Fund

November 30, 2010

ELECTRIC-0.12%
PT Dian Swastatika Sentosa Tbk	346,000	291,078

		291,078
ENGINEERING & CONSTRUCTION-0.12%
PT Pembangunan Perumahan (Persero) Tbk	3,027,500	284,855
PT Wijaya Karya	86,500	6,032

		290,887
FOOD-2.33%
PT Indofood Sukses Makmur Tbk	11,072,000	5,607,084

		5,607,084
FOREST PRODUCTS & PAPER-0.59%
PT Indah Kiat Pulp and Paper Corp. Tbk(a)	7,093,000	1,413,261

		1,413,261
GAS-4.77%
PT Perusahaan Gas Negara Tbk	24,133,500	11,487,054

		11,487,054
HOLDING COMPANIES - DIVERSIFIED-0.19%
PT Global Mediacom Tbk(a)	8,736,500	464,193

		464,193
HOUSEHOLD PRODUCTS & WARES-2.75%
PT Unilever Indonesia Tbk	3,979,000	6,606,708

		6,606,708
INSURANCE-0.27%
PT Panin Financial Tbk(a)	31,572,500	653,538

		653,538
MACHINERY-0.16%
PT Hexindo Adiperkasa Tbk	519,000	376,295

		376,295
MACHINERY - CONSTRUCTION & MINING-4.03%
PT United Tractors Tbk	3,806,000	9,689,838

		9,689,838
MEDIA-0.26%
PT Media Nusantara Citra Tbk	8,736,500	628,595

		628,595
METAL FABRICATE & HARDWARE-0.57%
PT Bakrie and Brothers Tbk(a)	178,017,000	1,359,661

		1,359,661

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Indonesia Investable Market Index Fund

November 30, 2010

MINING-3.31%
PT Aneka Tambang Tbk	8,786,418	2,261,282
PT Delta Dunia Makmur Tbk(a)	7,958,000	1,109,927
PT International Nickel Indonesia Tbk	6,228,316	3,085,202
PT Timah Tbk	5,190,000	1,508,053

		7,964,464
OIL & GAS-0.87%
PT Benakat Petroleum Energy Tbk(a)	1,500,000	16,604
PT Energi Mega Persada Tbk(a)	55,792,500	759,628
PT Medco Energi Internasional Tbk	3,546,500	1,315,118

		2,091,350
OIL & GAS SERVICES-0.08%
PT Elnusa Tbk	5,709,000	195,903

		195,903
PHARMACEUTICALS-0.52%
PT Kalbe Farma Tbk	3,200,835	1,240,084

		1,240,084
REAL ESTATE-3.20%
PT Alam Sutera Realty Tbk	4,325,000	134,049
PT Bakrieland Development Tbk	61,069,000	1,081,585
PT Bumi Serpong Damai Tbk	10,034,000	1,099,586
PT Ciputra Development Tbk(a)	26,988,000	1,090,394
PT Ciputra Property Tbk	1,384,000	64,344
PT Intiland Development Tbk	4,065,500	191,260
PT Lippo Karawaci Tbk	28,631,500	2,155,127
PT Sentul City Tbk(a)	24,393,000	283,514
PT Summarecon Agung Tbk	12,369,500	1,588,291

		7,688,150
RETAIL-11.77%
PT Astra International Tbk	4,930,500	28,325,542

		28,325,542
TELECOMMUNICATIONS-10.57%
PT Bakrie Telecom Tbk(a)	45,412,500	1,181,308
PT Indosat Tbk	3,633,000	2,171,596
PT Telekomunikasi Indonesia Tbk	25,085,000	22,075,022

		25,427,926
TRANSPORTATION-0.21%
PT Berlian Laju Tanker Tbk(a)	14,445,600	503,693

		503,693

TOTAL COMMON STOCKS
(Cost: $243,847,537)		237,454,112

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Indonesia Investable Market Index Fund

November 30, 2010

SHORT-TERM INVESTMENTS-0.10%

MONEY MARKET FUNDS-0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	254,954	254,954

		254,954

TOTAL SHORT-TERM INVESTMENTS
(Cost: $254,954)		254,954

TOTAL INVESTMENTS IN SECURITIES-98.80%
(Cost: $244,102,491)		237,709,066
Other Assets, Less Liabilities-1.20%		2,880,764

NET ASSETS-100.00%		$240,589,830

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Ireland Capped Investable Market Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.98%

AIRLINES-6.66%
Aer Lingus Group PLC(a)	43,758	$59,240
Ryanair Holdings PLC SP ADR	4,109	125,448

		184,688
BANKS-6.74%
Allied Irish Banks PLC(a)	117,717	52,867
Bank of Ireland(a)	327,750	133,968

		186,835
BEVERAGES-4.48%
C&C Group PLC	30,633	124,255

		124,255
BUILDING MATERIALS-25.55%
CRH PLC	33,924	591,752
Kingspan Group PLC	14,835	116,834

		708,586
DIVERSIFIED FINANCIAL SERVICES-2.14%
Irish Life & Permanent Group Holdings PLC(a)	45,684	59,469

		59,469
ENTERTAINMENT-4.40%
Paddy Power PLC	3,339	122,138

		122,138
FOOD-21.69%
Fyffes PLC	91,968	39,507
Glanbia PLC	18,249	76,968
Greencore Group PLC	35,484	65,592
Kerry Group PLC Class A	11,748	378,501
Total Produce PLC	81,156	41,201

		601,769
FOREST PRODUCTS & PAPER-4.20%
Smurfit Kappa Group PLC(a)	13,179	116,488

		116,488
HOLDING COMPANIES - DIVERSIFIED-4.63%
DCC PLC	4,902	128,389

		128,389
INSURANCE-1.46%
FBD Holdings PLC	5,370	40,544

		40,544

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Ireland Capped Investable Market Index Fund

November 30, 2010

MEDIA-1.80%
Independent News & Media PLC(a)	78,288	49,937

		49,937
PHARMACEUTICALS-11.08%
Elan Corp. PLC(a)	43,380	224,468
United Drug PLC	30,732	82,811

		307,279
RETAIL-3.60%
Grafton Group PLC	26,388	99,891

		99,891
TRANSPORTATION-1.55%
Irish Continental Group PLC	2,130	42,894

		42,894

TOTAL COMMON STOCKS
(Cost: $3,286,397)		2,773,162

SHORT-TERM INVESTMENTS-0.01%

MONEY MARKET FUNDS-0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	219	219

		219

TOTAL SHORT-TERM INVESTMENTS
(Cost: $219)		219

TOTAL INVESTMENTS IN SECURITIES-99.99%
(Cost: $3,286,616)		2,773,381
Other Assets, Less Liabilities-0.01%		344

NET ASSETS-100.00%		$2,773,725

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI New Zealand Investable Market Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.37%

AGRICULTURE-0.75%
PGG Wrightson Ltd.(a)	1,365,021	$467,134

		467,134
AIRLINES-2.07%
Air New Zealand Ltd.	1,257,344	1,290,854

		1,290,854
BUILDING MATERIALS-20.29%
Fletcher Building Ltd.	2,138,406	12,647,397

		12,647,397
CHEMICALS-2.95%
Nuplex Industries Ltd.	743,963	1,837,525

		1,837,525
COAL-0.95%
Pike River Coal Ltd.(a)	905,608	592,880

		592,880
ELECTRIC-11.18%
Contact Energy Ltd.(a)	650,760	2,870,909
Infratil Ltd.	1,732,561	2,423,206
Vector Ltd.	925,336	1,672,821

		6,966,936
ENGINEERING & CONSTRUCTION-4.56%
Auckland International Airport Ltd.	1,839,244	2,846,076

		2,846,076
HEALTH CARE - PRODUCTS-4.43%
Fisher & Paykel Healthcare Corp. Ltd.	1,245,640	2,761,548

		2,761,548
HEALTH CARE - SERVICES-3.62%
Ryman Healthcare Ltd.	1,378,275	2,255,810

		2,255,810
HOME FURNISHINGS-1.33%
Fisher & Paykel Appliances Holdings Ltd.(a)	1,991,484	829,676

		829,676
INSURANCE-2.02%
Tower Ltd.	860,570	1,261,236

		1,261,236

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI New Zealand Investable Markets Index Fund

November 30, 2010

LODGING-4.55%
Sky City Entertainment Group Ltd.	1,217,568	2,835,185

		2,835,185
MEDIA-4.46%
Sky Network Television Ltd.	720,886	2,778,051

		2,778,051
OIL & GAS-1.65%
New Zealand Oil & Gas Ltd.	1,500,569	1,027,041

		1,027,041
REAL ESTATE INVESTMENT TRUSTS-10.86%
AMP NZ Office Trust	3,739,580	2,197,828
Goodman Property Trust	2,807,921	2,005,395
Kiwi Income Property Trust	3,453,607	2,569,312

		6,772,535
RETAIL-2.53%
Warehouse Group Ltd. (The)	565,692	1,578,175

		1,578,175
TELECOMMUNICATIONS-17.29%
Telecom Corp. of New Zealand Ltd.	6,705,913	10,775,949

		10,775,949
TRANSPORTATION-3.88%
Freightways Ltd.	438,381	1,007,753
Mainfreight Ltd.	258,340	1,412,612

		2,420,365

TOTAL COMMON STOCKS
(Cost: $60,394,975)		61,944,373

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI New Zealand Investable Markets Index Fund

November 30, 2010

SHORT-TERM INVESTMENTS-0.07%

MONEY MARKET FUNDS-0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	45,484	45,484

		45,484

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,484)		45,484

TOTAL INVESTMENTS IN SECURITIES-99.44%
(Cost: $60,440,459)		61,989,857
Other Assets, Less Liabilities-0.56%		346,705

NET ASSETS-100.00%		$62,336,562

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Philippines Investable Market Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.08%

BANKS-20.66%
Banco de Oro Unibank Inc.	434,313	$532,900
Bank of the Philippine Islands	689,322	848,143
Metropolitan Bank & Trust Co.	328,878	518,613
Philippine National Bank(a)	131,669	181,004
Rizal Commercial Banking Corp.	241,560	148,196
Security Bank Corp.	61,083	129,147

		2,358,003
COMMERCIAL SERVICES-3.08%
International Container Terminal Services Inc.	374,220	350,752

		350,752
ELECTRIC-11.40%
Aboitiz Power Corp.	634,886	473,171
First Gen Corp.(a)	575,190	155,527
First Philippine Holdings Corp.	132,561	181,929
Manila Electric Co.	120,780	490,420

		1,301,047
ENERGY - ALTERNATE SOURCES-3.93%
Energy Development Corp.	3,524,400	448,458

		448,458
ENTERTAINMENT-0.70%
PhilWeb Corp.	238,590	79,584

		79,584
HOLDING COMPANIES - DIVERSIFIED-8.83%
Alliance Global Group Inc.	1,798,390	463,389
Ayala Corp.	64,785	544,659

		1,008,048
MEDIA-0.93%
Lopez Holdings Corp.(a)	1,039,500	106,288

		106,288
MINING-3.56%
Atlas Consolidated Mining & Development Corp.(a)	299,970	105,511
Philex Mining Corp.	950,400	301,036

		406,547
REAL ESTATE-18.06%
Ayala Land Inc.	2,503,710	882,926
Filinvest Land Inc.	4,623,300	139,718
Megaworld Corp.	4,969,800	271,018
Robinsons Land Corp.	524,700	191,234
SM Prime Holdings Inc.	2,109,474	479,317

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Philippines Investable Markets Index Fund

November 30, 2010

Vista Land & Lifescapes Inc.	1,435,500	97,200

		2,061,413
RETAIL-11.79%
Jollibee Foods Corp.	218,263	386,833
SM Investments Corp.	87,021	958,991

		1,345,824
TELECOMMUNICATIONS-13.61%
Globe Telecom Inc.	19,305	342,366
Philippine Long Distance Telephone Co.	22,176	1,210,333

		1,552,699
WATER-2.53%
Manila Water Co. Inc.	670,230	288,438

		288,438

TOTAL COMMON STOCKS
(Cost: $12,262,095)		11,307,101

SHORT-TERM INVESTMENTS-0.10%

MONEY MARKET FUNDS-0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	11,217	11,217

		11,217

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,217)		11,217

TOTAL INVESTMENTS IN SECURITIES-99.18%
(Cost: $12,273,312)		11,318,318
Other Assets, Less Liabilities-0.82%		94,093

NET ASSETS-100.00%		$11,412,411

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® MSCI Poland Investable Market Index Fund

November 30, 2010

Security	Shares	Value

COMMON STOCKS-99.31%

AGRICULTURE-1.22%
Kernel Holding SA(a)	43,181	$934,035

		934,035
BANKS-34.65%
Bank Handlowy w Warszawie SA	46,399	1,340,687
Bank Millennium SA(a)	562,113	903,751
Bank Pekao SA	137,762	8,094,621
Bank Zachodni WBK SA	25,202	1,713,519
BRE Bank SA(a)	18,755	1,695,395
Getin Holding SA(a)	386,649	1,376,855
ING Bank Slaski SA(a)	4,455	1,208,155
Powszechna Kasa Oszczednosci Bank Polski SA	726,773	10,089,344

		26,422,327
BIOTECHNOLOGY-0.31%
Bioton SA(a)	4,355,776	239,062

		239,062
BUILDING MATERIALS-0.59%
Barlinek SA(a)	41,040	56,311
Cersanit SA(a)	111,526	396,063

		452,374
CHEMICALS-2.35%
Boryszew SA	564,215	389,811
Ciech SA	22,346	150,058
Synthos SA(a)	984,672	906,008
Zaklady Azotowe Pulawy SA(a)	7,241	170,654
Zaklady Azotowe w Tarnowie-Moscicach SA(a)	14,178	106,423
Zaklady Chemiczne Police SA(a)	29,071	66,167

		1,789,121
COAL-1.96%
Lubelski Wegiel Bogdanka SA(a)	45,410	1,495,365

		1,495,365
COMMERCIAL SERVICES-0.05%
Stalexport Autostrady SA(a)	89,517	38,148

		38,148
COMPUTERS-1.53%
Asseco Poland SA	73,206	1,163,752

		1,163,752
ELECTRIC-11.88%
Enea SA	129,568	1,011,881
Polska Grupa Energetyczna SA(a)	773,909	5,621,706

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Poland Investable Market Index Fund

November 30, 2010

Tauron Polska Energia SA(a)	1,213,018	2,428,033

		9,061,620
ENGINEERING & CONSTRUCTION-4.02%
Budimex SA(b)	26,213	840,353
Erbud SA	3,984	70,742
Hydrobudowa Polska SA(a)	46,780	45,912
Mostostal Zabrze SA(a)	49,826	47,776
PBG SA	15,206	1,084,933
Pol-Aqua SA(a)	6,478	37,248
Polimex-Mostostal SA	552,967	701,596
Polnord SA(a)	12,246	138,336
Trakcja Polska SA	73,765	101,213

		3,068,109
FOOD-0.15%
Jutrzenka Holding SA	15,978	18,570
Polski Koncern Miesny Duda SA	182,915	93,305

		111,875
FOREST PRODUCTS & PAPER-0.08%
Arctic Paper SA	14,893	62,410

		62,410
INSURANCE-8.38%
Powszechny Zaklad Ubezpieczen SA	55,735	6,386,012

		6,386,012
INTERNET-0.20%
Dom Maklerski IDMSA(a)	156,127	151,719

		151,719
MACHINERY-0.22%
Rafako SA	39,768	168,961

		168,961
MANUFACTURING-0.24%
Kopex SA(a)	34,026	183,892

		183,892
MEDIA-2.95%
Agora SA	65,186	568,217
Cyfrowy Polsat SA	152,900	750,320
TVN SA	178,342	932,748

		2,251,285
METAL FABRICATE & HARDWARE-0.13%
Impexmetal SA	70,652	101,503

		101,503

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Poland Investable Market Index Fund

November 30, 2010

MINING-9.43%
KGHM Polska Miedz SA	166,159	7,188,270

		7,188,270
OIL & GAS-9.44%
Grupa Lotos SA(a)	91,605	924,197
Polski Koncern Naftowy Orlen SA(a)	260,469	3,632,750
Polskie Gornictwo Naftowe i Gazownictwo SA	2,359,905	2,643,746

		7,200,693
OIL & GAS SERVICES-0.16%
Petrolinvest SA(a)	51,970	120,804

		120,804
REAL ESTATE-1.97%
Gant Development SA(a)	17,617	95,551
Globe Trade Centre SA(a)	170,329	1,304,364
JW Construction Holding SA(a)	7,420	40,700
LC Corp. SA(a)	131,602	64,156

		1,504,771
RETAIL-1.94%
AmRest Holdings SE(a)	9,470	228,079
Eurocash SA	112,901	947,691
NFI Empik Media & Fashion SA	42,347	300,774

		1,476,544
SOFTWARE-0.11%
ComArch SA	3,063	81,088

		81,088
TELECOMMUNICATIONS-5.22%
Netia SA	260,593	462,723
Telekomunikacja Polska SA	673,220	3,514,493

		3,977,216
VENTURE CAPITAL-0.13%
MCI Management SA(a)	38,255	98,680

		98,680

TOTAL COMMON STOCKS
(Cost: $67,461,727)		75,729,636

SHORT-TERM INVESTMENTS-0.16%

MONEY MARKET FUNDS-0.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(c)(d)(e)	43,652	43,652
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(c)(d)(e)	6,373	6,373

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI Poland Investable Market Index Fund

November 30, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	68,430	68,430

		118,455

TOTAL SHORT-TERM INVESTMENTS
(Cost: $118,455)		118,455

TOTAL INVESTMENTS IN SECURITIES-99.47%
(Cost: $67,580,182)		75,848,091
Other Assets, Less Liabilities-0.53%		403,702

NET ASSETS-100.00%		$76,251,793

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares MSCI All Peru Capped, iShares MSCI Brazil Small Cap, iShares MSCI China Small Cap, iShares MSCI Indonesia Investable Market, iShares MSCI Ireland Capped Investable Market, iShares MSCI New Zealand Investable Market, iShares MSCI Philippines Investable Market and iShares MSCI Poland Investable Market Index Funds (each, a “Fund”, collectively, the “Funds”). The iShares MSCI New Zealand Investable Market Index Fund commenced operations on September 1, 2010. The iShares MSCI Brazil Small Cap, iShares MSCI China Small Cap and iShares MSCI Philippines Investable Market Index Funds commenced operations on September 28, 2010.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of November 30, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares MSCI Index Fund	Level 1	Level 2	Level 3	Total
All Peru Capped
Common Stocks	$501,507,286	$—	$—	$501,507,286
Short-Term Investments	2,187,782	—	—	2,187,782

	$503,695,068	$—	$—	$503,695,068

Brazil Small Cap
Common Stocks	$26,532,468	$—	$—	$26,532,468
Preferred Stocks	8,931,170	—	—	8,931,170
Rights	509	—	—	509
Short-Term Investments	54,375	—	—	54,375

	$35,518,522	$—	$—	$35,518,522

China Small Cap
Common Stocks	$19,131,860	$—	$—	$19,131,860
Rights	—	—	—	—
Short-Term Investments	2,765,505	—	—	2,765,505

	$21,897,365	$—	$—	$21,897,365

Indonesia Investable Market
Common Stocks	$237,454,112	$—	$—	$237,454,112
Short-Term Investments	254,954	—	—	254,954

	$237,709,066	$—	$—	$237,709,066

Ireland Capped Investable Market
Common Stocks	$2,773,162	$—	$—	$2,773,162
Short-Term Investments	219	—	—	219

	$2,773,381	$—	$—	$2,773,381

New Zealand Investable Market
Common Stocks	$61,944,373	$—	$—	$61,944,373
Short-Term Investments	45,484	—	—	45,484

	$61,989,857	$—	$—	$61,989,857

Philippines Investable Market
Common Stocks	$11,307,101	$—	$—	$11,307,101
Short-Term Investments	11,217	—	—	11,217

	$11,318,318	$—	$—	$11,318,318

Poland Investable Market
Common Stocks	$75,729,636	$—	$—	$75,729,636
Short-Term Investments	118,455	—	—	118,455

	$75,848,091	$—	$—	$75,848,091

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Peru Capped	$397,984,995	$108,710,037	$(2,999,964)	$105,710,073
Brazil Small Cap	35,268,975	812,307	(562,760)	249,547
China Small Cap	22,101,945	464,103	(668,683)	(204,580)
Indonesia Investable Market	245,431,785	7,867,874	(15,590,593)	(7,722,719)
Ireland Capped Investable Market	3,353,288	114,832	(694,739)	(579,907)
New Zealand Investable Market	61,040,010	1,652,440	(702,593)	949,847
Philippines Investable Market	12,349,913	29,271	(1,060,866)	(1,031,595)
Poland Investable Market	67,939,245	8,047,633	(138,787)	7,908,846

2. TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of November 30, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President
(Principal Executive Officer)
Date:	January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President
(Principal Executive Officer)
Date:	January 27, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer
(Principal Financial Officer)
Date:	January 27, 2011